CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity

Positive (negative) impact on
Income before Income and
Mining Taxes and Equity
Canadian dollar	$(3,730)
Euro	$(13,588)
Mexican peso	$3,118

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$185,786	$402,527
Short-term investments	5,288	3,936
Trade receivables	13,545	11,867
Derivative financial instrument assets	12,305	35,516
Loan receivable - Orla	37,942	21,247
Total	$254,866	$475,093

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2021	2020
Lease obligations	$131,433	$120,275
Long-term debt	1,565,223	1,565,241
Total equity	5,980,835	5,683,213
Total	$7,677,491	$7,368,729

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2020	Flows	Exchange	Other(i)	2021
Long-term debt	$1,565,241	(2,553)	—	2,535	$1,565,223
Lease obligations	120,275	(25,020)	(4,846)	41,024	131,433
Total liabilities from financing activities	$1,685,516	(27,573)	(4,846)	43,559	$1,696,656

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.